Income Tax	6 Months Ended
Jun. 30, 2011
Income Tax [Abstract]
Income Tax
9.	Income Tax
The components of the provision for income taxes were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2011	2010	2011	2010
	$	$	$	$
Current	(210)	(2)	(619)	(2)
Deferred	91	(220)	(336)	(34)

Income tax expense	(119)	(222)	(955)	(36)